Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2011
Real Estate Properties Held For Lease Net [Abstract]
Real Estate Properties Held For Lease Net [Text Block]

4. Real estate properties held for lease, net

	December 31, 2010	December 31, 2011
	US$	US$
Elementary schools	3,220,565	3,385,046
Basement Parking	1,828,580	1,921,969
Kindergartens	3,554,399	3,555,371
Parking facilities	11,389,501	11,970,594
Clubhouses	3,901,167	3,125,133
Total costs	23,894,212	23,958,113
Accumulated depreciation	(4,018,241)	(5,431,609)
Real estate properties held for lease, net	19,875,971	18,526,504

Depreciation expense for year ended December 31, 2011 amounted to US$1,285,497 (2009: US$498,356; 2010: US$1,218,126).

As of December 31, 2011, real estate properties held for lease with an aggregate net book value of US$nil (2010: US$nil ) were pledged as collateral for certain bank loans.

As of December 31, 2011, minimum future rental income on non-cancellable leases, in aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2012	1,017,279
2013	1,023,628
2014	1,026,802
2015	1,028,323
2016	1,005,117
Thereafter	29,065,596
Total	34,166,745